Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.35%
Australia: 3.77%
Ansell Limited (Health care, Health care equipment & supplies)	209,602	$ 4,189,012
Bravura Solutions Limited (Information technology, Software)	332,709	203,807
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †	679,971	936,087
Inghams Group Limited (Consumer staples, Food products)	419,264	861,941
		6,190,847
Belgium: 1.38%
Barco NV (Information technology, Electronic equipment, instruments & components)	89,807	2,273,348
Canada: 4.81%
ATS Corporation (Industrials, Machinery) †	22,800	923,275
Canadian Western Bank (Financials, Banks)	8,400	177,527
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	32,402	5,231,951
Primo Water Corporation (Consumer staples, Beverages)	100,135	1,565,374
		7,898,127
Denmark: 0.60%
SimCorp AS (Information technology, Software)	14,025	982,170
France: 2.77%
Alten SA (Information technology, IT services)	23,885	3,670,074
M6 Métropole Télévision SA (Communication services, Media)	55,172	878,723
		4,548,797
Germany: 3.62%
Cancom SE (Information technology, IT services)	30,283	1,043,994
Gerresheimer AG (Health care, Life sciences tools & services)	20,856	1,542,387
Krones AG (Industrials, Machinery)	13,403	1,564,981
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †	53,757	626,807
TAG Immobilien AG (Real estate, Real estate management & development)	136,177	1,166,198
		5,944,367
Ireland: 0.59%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	773,103	961,844
Italy: 1.99%
De'Longhi SpA (Consumer discretionary, Household durables)	26,210	605,034
GVS SpA (Industrials, Machinery) †	229,488	1,212,503
Interpump Group SpA (Industrials, Machinery)	27,769	1,448,150
		3,265,687
Japan: 8.48%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	71,300	1,692,600
Daiseki Company Limited (Industrials, Commercial services & supplies)	33,120	1,116,104
DTS Corporation (Information technology, IT services)	97,500	2,391,293
Fuji Seal International Incorporated (Materials, Containers & packaging)	88,500	1,150,199
Horiba Limited (Information technology, Electronic equipment, instruments & components)	16,100	741,448
Meitec Corporation (Industrials, Professional services)	129,600	2,437,995
Nihon Parkerizing Company Limited (Materials, Chemicals)	196,200	1,448,618
See accompanying notes to portfolio of investments

Allspring Special Global Small Cap Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Japan: (continued)
Orix JREIT Incorporated (Real estate, Equity REITs)	1,458	$ 2,006,008
Taikisha Limited (Industrials, Construction & engineering)	34,300	940,706
		13,924,971
Luxembourg: 0.32%
Majorel Group Luxembourg SA (Information technology, IT services)	21,637	531,612
Netherlands: 0.25%
TKH Group NV (Industrials, Electrical equipment)	8,982	407,650
Norway: 1.01%
Atea ASA (Information technology, IT services)	66,218	746,923
Elopak ASA (Materials, Containers & packaging)	381,463	913,377
		1,660,300
Spain: 2.29%
Vidrala SA (Materials, Containers & packaging)	9,021	909,993
Viscofan SA (Consumer staples, Food products)	44,257	2,852,390
		3,762,383
Sweden: 1.48%
Hexpol AB (Materials, Chemicals)	83,651	903,669
Loomis AB (Industrials, Commercial services & supplies)	51,647	1,535,848
		2,439,517
Switzerland: 1.33%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,243	1,081,174
Bucher Industries AG (Industrials, Machinery)	2,441	1,112,282
		2,193,456
United Kingdom: 6.99%
Britvic plc (Consumer staples, Beverages)	251,588	2,410,022
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	323,179	1,251,074
Elementis plc (Materials, Chemicals) †	564,403	872,435
Lancashire Holdings Limited (Financials, Insurance)	152,853	1,179,890
Morgan Advanced Materials plc (Industrials, Machinery)	99,460	386,009
Nomad Foods Limited (Consumer staples, Food products) †	37,290	663,389
S4 Capital plc (Communication services, Media) †	383,984	1,037,273
Samarkand Group plc (Information technology, IT services) ♦†	660,000	366,156
Spectris plc (Information technology, Electronic equipment, instruments & components)	78,730	3,121,248
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	283,674	203,608
		11,491,104
United States: 56.67%
Ambarella Incorporated (Information technology, Semiconductors & semiconductor equipment) †	20,100	1,805,784
Aris Water Solutions Incorporated Class A (Industrials, Commercial services & supplies)	83,200	1,288,768
Azenta Incorporated (Health care, Life sciences tools & services) †	58,200	3,253,380
Balchem Corporation (Materials, Chemicals)	11,531	1,506,295
Blackbaud Incorporated (Information technology, Software) †	35,900	2,233,339
Brady Corporation Class A (Industrials, Commercial services & supplies)	24,900	1,331,403
See accompanying notes to portfolio of investments

2  |  Allspring Special Global Small Cap Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United States: (continued)
Cactus Incorporated Class A (Energy, Energy equipment & services)	21,600	$ 1,168,776
CBIZ Incorporated (Industrials, Professional services) †	32,954	1,568,281
CSW Industrials Incorporated (Industrials, Building products)	36,663	4,957,204
CyberArk Software Limited (Information technology, Software) †	14,100	1,986,414
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	321,554	3,865,079
E2open Parent Holding Incorporated (Information technology, Software) †	237,990	1,642,131
Enovis Corporation (Health care, Health care equipment & supplies)	54,000	3,399,300
EnPro Industries Incorporated (Industrials, Machinery)	17,900	2,167,153
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	40,740	1,119,535
FormFactor Incorporated (Information technology, Semiconductors & semiconductor equipment) †	55,700	1,567,398
Gibraltar Industries Incorporated (Industrials, Building products) †	90,537	4,850,067
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,482,750
Globus Medical Incorporated Class A (Health care, Health care equipment & supplies) †	54,700	4,129,850
Helen of Troy Limited (Consumer discretionary, Household durables) †	25,900	2,929,549
Holley Incorporated (Consumer discretionary, Auto components) †	443,282	1,467,263
Horace Mann Educators Corporation (Financials, Insurance)	10,600	377,466
IAA Incorporated (Industrials, Commercial services & supplies) †	25,000	1,043,250
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	11,240	2,171,905
Innospec Incorporated (Materials, Chemicals)	57,920	6,546,118
J & J Snack Foods Corporation (Consumer staples, Food products)	13,900	1,991,870
Mayville Engineering Company Incorporated (Industrials, Machinery) †	140,800	2,252,800
Progress Software Corporation (Information technology, Software)	64,700	3,431,688
Quanex Building Products Corporation (Industrials, Building products)	93,871	2,430,320
Quidlelothro Corporation (Health care, Health care equipment & supplies) †	18,800	1,609,468
Southwestern Energy Company (Energy, Oil, gas & consumable fuels) †	304,800	1,682,496
Spectrum Brands Holdings Incorporated (Consumer staples, Household products)	16,000	1,086,080
Standex International Corporation (Industrials, Machinery)	15,151	1,751,001
Stepan Company (Materials, Chemicals)	25,600	2,811,904
The AZEK Company Incorporated (Industrials, Building products) †	70,400	1,698,752
The Hanover Insurance Group Incorporated (Financials, Insurance)	24,900	3,351,042
The Wendy's Company (Consumer discretionary, Hotels, restaurants & leisure)	96,000	2,140,800
Varex Imaging Corporation (Health care, Health care equipment & supplies) †	123,289	2,649,481
Vivid Seats Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) †	147,442	1,254,731
Ziff Davis Incorporated (Communication services, Interactive media & services) †	34,700	3,104,956
		93,105,847
Total Common stocks (Cost $139,028,292)		161,582,027

See accompanying notes to portfolio of investments

Allspring Special Global Small Cap Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.37%
Investment companies: 1.37%
Allspring Government Money Market Fund Select Class ♠∞		4.16%	2,257,796	$ 2,257,796
Total Short-term investments (Cost $2,257,796)				2,257,796
Total investments in securities (Cost $141,286,088)	99.72%			163,839,823
Other assets and liabilities, net	0.28			455,196
Total net assets	100.00%			$164,295,019

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,845,272	$10,711,668	$(12,299,144)	$ 0	$ 0	$2,257,796	2,257,796	$27,566
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,789,962	8,129,751	(5,769,998)	(143)	73	4,149,645	4,149,645	28,472#
				$(143)	$73	$6,407,441		$56,038

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Special Global Small Cap Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average

  |  5

Notes to portfolio of investments—January 31, 2023 (unaudited)
daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |

Notes to portfolio of investments—January 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,190,847	$0	$6,190,847
Belgium	0	2,273,348	0	2,273,348
Canada	7,898,127	0	0	7,898,127
Denmark	0	982,170	0	982,170
France	0	4,548,797	0	4,548,797
Germany	626,807	5,317,560	0	5,944,367
Ireland	0	961,844	0	961,844
Italy	0	3,265,687	0	3,265,687
Japan	0	13,924,971	0	13,924,971
Luxembourg	531,612	0	0	531,612
Netherlands	0	407,650	0	407,650
Norway	913,377	746,923	0	1,660,300
Spain	0	3,762,383	0	3,762,383
Sweden	0	2,439,517	0	2,439,517
Switzerland	0	2,193,456	0	2,193,456
United Kingdom	4,324,485	7,166,619	0	11,491,104
United States	93,105,847	0	0	93,105,847
No longer held	4,149,645	0	0	4,149,645
Short-term investments
Investment companies	2,257,796	0	0	2,257,796
Total assets	$113,807,696	$54,181,772	$0	$167,989,468
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.

  |  7